Note C - Securities - Securities Available-for-Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Securities available for sale, amortized cost	$ 97,991	$ 91,189
Securities available for sale, gross unrealized gains	495	981
Securities available for sale, gross unrealized losses	(1,996)	(519)
Securities available for sale	96,490	91,651
US Government-sponsored Enterprises Debt Securities [Member]
Securities available for sale, amortized cost	10,624	9,011
Securities available for sale, gross unrealized gains
Securities available for sale, gross unrealized losses	(80)	(46)
Securities available for sale	10,544	8,965
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities available for sale, amortized cost	87,367	82,178
Securities available for sale, gross unrealized gains	495	981
Securities available for sale, gross unrealized losses	(1,916)	(473)
Securities available for sale	$ 85,946	$ 82,686